Share-based compensation - Summary of Restricted Stock Units Activity (Details) - Restricted Stock Units	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Number of RSUs
Unvested at beginning of period (in shares) | shares	287,575	0
Granted (in shares) | shares	1,776,832	290,407
Vested (in shares) | shares	(133,056)
Forfeited (in shares) | shares	(65,918)	(2,832)
Unvested at end of period (in shares) | shares	1,865,433	287,575
Weighted-average grant date fair value per share
Unvested at beginning of period (in dollars per share) | $ / shares	$ 17.97	$ 0
Granted (in dollars per share) | $ / shares	4.30	17.97
Vested (in dollars per share) | $ / shares	17.99
Forfeited (in dollars per share) | $ / shares	10.72	18.00
Unvested at end of period (in dollars per share) | $ / shares	$ 5.20	$ 17.97